Summary of Significant Accounting Policies - Schedule of Aggregate Amounts of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 2,060,400	$ 2,055,044
Restricted cash	13,634	86,632
Cash, cash equivalents and restricted cash	$ 2,074,034	$ 2,141,676